INCOME TAX - Schedule of Reconciliation of the Differences between the Income Tax Benefit Computed Based on the PRC Statutory Income Tax Rate and the Group's Income Tax Expense (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Computed expected income tax benefit	¥ (223,333)		¥ (106,028)	¥ (58,227)
Non-deductible expenses / taxable deemed income
Share-based compensation	66,705		33,566	6,788
Non-deductible entertainment	940		577	919
Uninvoiced expenditures			217	446
Taxable deemed interest income from inter-company interest-free loans	6,659		2,155	996
Non-deductible IPO fees	824		2,210	977
Employee commercial Insurance	372		110	82
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	1,144
Selling Commission	2,072		581
Others	63		46	333
Non-PRC entities not subject to income tax	47,479		7,296	(531)
Effect of income tax rate differences in jurisdictions other than the PRC	(2,334)			123
Over provision in respect of prior years	4,883		104
NOL expired	8,635		200
Amortization of intangible assets formed by business combinations	(536)		(74)	(166)
Others	813
Changes in valuation allowance	96,734		60,167	48,809
Actual income tax expense	¥ 11,120	$ 1,745	¥ 1,127	¥ 549